Earnings (Loss) per Share - Reconciliation of Numerators and Denominators Used for Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator
Income (loss) from continuing operations	$ (66.0)	$ (798.2)	$ 22.8	$ (2.4)	$ (0.2)	$ 48.2	$ 37.7	$ (7.7)	$ (843.8)	$ 78.0	$ 192.2
Less net income (loss) attributable to noncontrolling interest									(20.7)	3.9	2.7
Income (loss) from continuing operations attributable to Axiall									(823.1)	74.1	189.5
Income (loss) from discontinued operations									6.7	(27.8)	(24.2)
Consolidated net income (loss) attributable to Axiall	$ (56.8)	$ (769.6)	$ 20.6	$ (10.6)	$ (13.8)	$ 44.5	$ 27.2	$ (11.6)	$ (816.4)	$ 46.3	$ 165.3
Denominator
Weighted average common shares outstanding, basic									70.4	70.1	67.3
Dilutive impact of stock options and other share-based awards										0.5	0.5
Weighted average common shares outstanding, diluted									70.4	70.6	67.8
Basic earnings (loss) per share attributable to Axiall:
Basic earnings (loss) per share from continuing operations attributable to Axiall									$ (11.68)	$ 1.06	$ 2.82
Basic earnings (loss) per share from discontinued operations									0.09	(0.40)	(0.36)
Basic earnings (loss) per share attributable to Axiall	$ (0.80)	$ (10.90)	$ 0.29	$ (0.15)	$ (0.20)	$ 0.64	$ 0.39	$ (0.17)	(11.59)	0.66	2.46
Diluted earnings (loss) per share attributable to Axiall:
Diluted earnings (loss) per share from continuing operations attributable to Axiall									(11.68)	1.05	2.80
Diluted earnings (loss) per share from discontinued operations									0.09	(0.40)	(0.36)
Diluted earnings (loss) per share attributable to Axiall	$ (0.80)	$ (10.90)	$ 0.29	$ (0.15)	$ (0.20)	$ 0.63	$ 0.38	$ (0.17)	$ (11.59)	$ 0.65	$ 2.44